RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Revenues from related parties	¥ 0	¥ 15,655	¥ 41,765
Research and development expenses			900
Purchases			83
Affiliates
RELATED PARTY TRANSACTIONS
Revenues from related parties		¥ 15,655	41,765
Equity method investee
RELATED PARTY TRANSACTIONS
Research and development expenses			900
Purchases			¥ 83